Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Finite and indefinite lived intangible assets acquired	¥ 109,726
Acquired finite lived intangible assets subject to amortization	109,492
Aggregate amortization expense for intangible assets	121,634	¥ 125,616	¥ 132,228
Impairments	112,069
Goodwill	522,538	606,290	561,255
Mobile Communications
Goodwill and Intangible Assets Disclosure [Line Items]
Impairments			176,045
Goodwill	3,286	3,286	3,286
Pictures
Goodwill and Intangible Assets Disclosure [Line Items]
Impairments	112,069
Goodwill	¥ 138,153	¥ 221,517	¥ 224,239